Convertible Notes Payable	12 Months Ended
Dec. 31, 2016
Convertible Notes Payable / Bank Loan - Current Portion [Abstract]
Convertible Notes Payable
9.	Convertible Notes Payable

On July 17, 2015, the Company sold to Black Mountain Equities Inc., (“Black Mountain”) an 8% interest bearing convertible note subject to the restrictions of Rule 144 promulgated under the 1933 Act, which contained a 10% OID, for $110 due in twelve months. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lesser of (i) $825,000 and (ii) and 65% of the lowest VWAP for the 20 trading days prior to the date of conversion. At any time prior to the maturity date, the Company shall have the option, upon ten business days’ notice to the holder, to pre-pay the entire remaining outstanding principal amount of this note in cash, provided that the Company shall pay the holder one hundred twenty percent (120%) of the principal plus interest outstanding in repayment hereof. On February 22, 2016, upon full conversion of the Black Mountain Equities Inc. convertible promissory note dated July 17, 2015, plus accrued interest, the Company has issued in aggregate 3 shares of common stock to the note holder.

On July 17, 2015, the Company sold to Gemini Master Fund Ltd., (“Gemini”) an 8% interest bearing convertible note subject to the restrictions of Rule 144 promulgated under the 1933 Act, which contained a 10% OID, for $165 due in twelve months. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lesser of (i) $825,000 and (ii) and 65% of the lowest VWAP for the 20 trading days prior to the date of conversion. At any time prior to the maturity date, the Company shall have the option, upon ten business days’ notice to the holder, to pre-pay the entire remaining outstanding principal amount of this note in cash, provided that the Company shall pay the holder 120% of the principal plus interest outstanding in repayment hereof. On March 8, 2016, upon full conversion of the Gemini Master Fund Ltd convertible promissory note dated July 17, 2015, plus accrued interest, the Company has issued in aggregate 7 shares of common stock to the note holder.

On July 27, 2015, the Company sold to VIS VIRES GROUP, INC. (“VIS VIRES”) an 8% interest bearing convertible note for $154 due in nine months subject to the restrictions of Rule 144 promulgated under the 1933 Act. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the 65% of the average of the lowest five trading prices of the Company’s common stock on any trading day during the ten trading days prior to the conversion. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 110% of principal plus interest (during days 1-30) to 135% of principal plus interest (during days 121-180). On February 18, 2016, upon full conversion of the Vis Vires Group, Inc. convertible promissory note dated July 27, 2015, plus accrued interest, the Company has issued in aggregate 3 shares of common stock to the note holder.

On September 4, 2015, the Company sold to Service Trading Company, LLC, (“Service Trading Co.”) an 8% interest bearing convertible note subject to the restrictions of Rule 144 promulgated under the 1933 Act, which contained an 8% OID, for $37.8 due in twelve months. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price equals 65% of the lowest trading price of the Common Stock for the twenty prior trading days including the day upon which a Notice of Conversion is received by the Company. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180). On July 13, 2016, upon full conversion of the Service Trading Company convertible promissory note dated September 4, 2015, plus accrued interest, the Company has issued in aggregate 203 shares of common stock to the note holder.

On September 15, 2015, the Company sold to Mordechai Vizel, a non-U.S. investor, a $75 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $432,000 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On January 13, 2016, upon full conversion of the $75 Mordechai Vizel convertible promissory note dated September 15, 2015, plus accrued interest, the Company has issued in aggregate 1 share of common stock to the note holder.

On October 7, 2015, the Company sold to SICHENZIA ROSS FRIEDMAN FERENCE LLP, a $92 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor, subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $271,200 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On June 27, 2016, upon full conversion of the $92 SICHENZIA ROSS FRIEDMAN FERENCE convertible promissory note dated October 7, 2015, plus accrued interest, the Company has issued in aggregate 326 shares of common stock to the note holder.

On October 26, 2015, the Company sold to ALSA HOLDINGS INC., a non-U.S. investor (“Alsa”), a $500 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $139,650 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On February 4, 2016, upon full conversion of the ALSA Holdings Inc. convertible promissory note, dated October 26, 2015, plus accrued interest, the Company has issued in aggregate 2 shares of common stock to the note holder.

On December 8, 2015, the Company sold to MTR3S HOLDING LTD., a non-U.S. investor (“MTR3S”), a $600 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $59,850 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On March 8, 2016, upon full conversion of the MTR3S Holding Ltd. promissory note dated December 8, 2015, plus accrued interest, the Company has issued in aggregate 26 shares of common stock to the note holder.

On January 6, 2016, the Company sold to Alpha Capital Anstalt, an accredited investor, a $250 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is subject to the restrictions of Rule 144 promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

On January 19, 2016, the Company sold to Mordechai Vizel, a non-U.S. investor, a $112 convertible promissory note, which contained a 12% OID, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $1,440,000 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On April 11, 2016, upon full conversion of the $112 convertible promissory to Mordechai Vizel, dated January 19, 2016, plus accrued interest, the Company has issued in aggregate 13 shares of common stock to the note holder.

On January 19, 2016, the Company sold to Intermodal Shipbrokers Co., a non-U.S. creditor, an $84 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoice, which matures a year from issuance and accrues interest at the rate of 8% per annum. The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On May 6, 2016, upon full conversion of the $84 convertible promissory note in connection with a debt settlement agreement entered into with Intermodal Shipbrokers Co, plus accrued interest, the Company has issued in aggregate 14 shares of common stock to the note holder.

On March 1, 2016, the Company sold to MTR3S Holding Ltd., a non-U.S. person, a $500 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lesser of (i) $199,500 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion, provided, however, that the total number of shares of Common Stock issuable upon conversion of the note shall not exceed 225,225. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On August 18, 2016, upon full conversion of the $500 convertible promissory note to MTR3S Holding, plus accrued interest, the Company has issued in aggregate 3,129 shares of common stock to the note holder.

On April 21, 2016, the Company sold to LG Capital Funding, LLC, an accredited investor, a $50 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180). On December 28, 2016, upon full conversion of the $50 convertible promissory note to LG Capital Funding, plus accrued interest, the Company has issued in aggregate 32,915 shares of common stock to the note holder.

On May 4, 2016, the Company sold to APG Capital Holdings, LLC, a $32 convertible promissory note, which contained a 12% OID and matures a year from issuance and accrues interest at the rate of 12% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note to 150% of principal plus interest. On November 11, 2016, upon full conversion of the $32 convertible promissory note to APG Capital Holdings, plus accrued interest, the Company has issued in aggregate 25,269 shares of common stock to the note holder.

On May 9, 2016, the Company issued to Sichenzia Ross Friedman Ference LLP, a $137 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which note matures a year from issuance and accrues interest at the rate of 8% per annum. The holder, subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $3,000 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note. (See Note 18).

On May 10, 2016, the Company sold to Mordechai Vizel., a non-U.S. person, a $112 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lesser of (i) $7,650 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

On May 10, 2016, the Company sold to M.I.E. Co Ltd., a non-U.S. creditor, an $59 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which matures a year from issuance and accrues interest at the rate of 8% per annum. The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On September 19, 2016, upon full conversion of the $59 convertible promissory note in connection with a debt settlement agreement entered into with M.I.E. Co Ltd., plus accrued interest, the Company has issued in aggregate 1,716 shares of common stock to the note holder.

On May 25, 2016, the Company sold to CROWN BRIDGE PARTNERS, LLC, a $55 convertible promissory note, which contained a $5 OID and matures a year from issuance and accrues interest at the rate of 6% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is 60% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 120% of principal plus interest (during days 1-60) to 145% of principal plus interest (during days 121-180).

On June 27, 2016, the Company sold to E. STAVROPOULOS & CO O.E. “Hydra Travel”, a non-U.S. creditor, a $80 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which matures a year from issuance and accrues interest at the rate of 8% per annum. The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On September 20, 2016, upon full conversion of the $80 convertible promissory note in connection with a debt settlement agreement entered into with E. STAVROPOULOS & CO O.E. “Hydra Travel”, plus accrued interest, the Company has issued in aggregate 2,891 shares of common stock to the note holder.

On June 27, 2016, the Company sold to MARINE PLUS S.A., a non-U.S. creditor, a $60 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which matures a year from issuance and accrues interest at the rate of 8% per annum. The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

On June 27, 2016, the Company sold to MEDPOOL LTD, a non-U.S. creditor, a $80 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which matures a year from issuance and accrues interest at the rate of 8% per annum. The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On December 29, 2016, upon full conversion of the $80 convertible promissory note in connection with a debt settlement agreement entered into with MEDPOOL LTD, plus accrued interest, the Company has issued in aggregate 10,146 shares of common stock to the note holder.

On July 11, 2016, the Company issued to Sichenzia Ross Ference Kesner LLP, a $100 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which note matures a year from issuance and accrues interest at the rate of 8% per annum. The holder, subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $100 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note.

On August 16, 2016, the Company sold to ANYLAND TRAVEL LTD, a non-U.S. creditor, a $30 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which matures a year from issuance and accrues interest at the rate of 8% per annum. The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. (Please see note 18)

On August 16, 2016, the Company sold to M. DALAKOS – I. FASSOLIS – N. THEOFANOPOULOS & PARTNERS LAW FIRM, a non-U.S. creditor, a $108 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which matures a year from issuance and accrues interest at the rate of 8% per annum. The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $232.5 and (ii) 75% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note.

On August 16, 2016, the Company sold to YES Properties Inc., a non-U.S. investor, a $35 convertible promissory note which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 60% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the fifteen prior trading days. Upon written notice, during the first 39 days the Company may prepay the note to 125% of principal plus interest.

On November 21, 2016, the Company sold to APG Capital Holdings, LLC, a $32 convertible promissory note, which contained a 12% OID and matures a year from issuance and accrues interest at the rate of 12% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note to 150% of principal plus interest.

On November 21, 2016, the Company sold to Crede CG III, Ltd, a $50 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).

On November 30, 2016, the Company sold to, ADAR BAYS, LLC four 8% convertible notes of the Company, in the aggregate principal amount of $100 (with the First Note being in the amount of $25 and each of the following notes being in the amount of $25, which mature a year from issuance. The Company may reject the closing of the back-end financing by giving the buyer written notice at least 30 days prior to the 6-month anniversary of the First Note of its intent to reject the funding of the Back-End Notes. In such case the Buyer Notes and the Back-End Notes shall be terminated. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 58% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).

On December 30, 2016, the Company sold to MTR3S Holding Ltd., a non-U.S. person, a $100 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lesser of (i) $199,500 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion, provided, however, that the total number of shares of Common Stock issuable upon conversion of the note shall not exceed 225,225. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

During the year ended December 31, 2016, the Company has fully converted convertible debt and related accrued interest amounting to $2,018 by issuing to note holders of fully convertible debt 76,664 shares of common stock in the aggregate.

As of December 31, 2016, pursuant to the issued convertible notes during the year, the Company has received the aggregate amount of $3,828.

In connection with the issuance of convertible instruments, the Company has recorded a debt discount in additional paid in capital related to the beneficial conversion feature amounting to $1,135 and amortization of $796 which is included in “other expense” in the accompanying consolidated statements of operations. As of December 31, 2016, the net balance outstanding amounted to $1,558 net of remaining unamortized debt discount of $339.